Note 20 - Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Note 20 - Estimated Fair Value of Financial Instruments (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	December 31, 2014
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Available-for-sale investment securities
Mortgage backed Government sponsored enterprises	$-	$24,938	$-	$24,938
Municipals	-	4,184	-	4,184
Other	-	4,139	2,008	6,147

Total assets at fair value	$-	$33,261	$2,008	$35,269
	December 31, 2013
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Available-for-sale investment securities
Mortgage backed Government sponsored enterprises	$-	$29,869	$-	$29,869
Municipals	-	4,068	-	4,068
Other	-	4,049	1,836	5,885

Total assets at fair value	$-	$37,986	$1,836	$39,822

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Valuation Techniques	Unobservable Inputs	Range
Impaired Loans

1 - 4 Family Residential	Sales comparison approach	Bank Owned Discount	10%-20%
Multifamily Residential
Construction and Land Development

Commercial Real Estate	Sales comparison approach	Bank Owned Discount	10%-20%
	Income approach	Capitalization Rate	8% - 12%

Other Real Estate Owned

Commercial Real Estate	Sales comparison approach	Bank Owned Discount	10%-20%
	Income approach	Capitalization Rate	8% - 12%

Commercial Lots	Sales comparison approach	Bank Owned Discount	10%-20%
Residential 1 – 4 Family Lots
Residential 1 – 4 Family Homes
Residential 1 – 4 Under Construction
Multifamily Residential

Fair Value Measurements, Nonrecurring [Table Text Block]
	December 31, 2014
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Impaired Loans
1 - 4 Family Residential	$-	$-	$2,124	$2,124
Commercial Real Estate	-	-	1,105	1,105
Other Real Estate Owned
1 – 4 Family Residential	-	-	334	334
Construction and Land Development	-	-	54	54

Total assets at fair value	$-	$-	$3,617	$3,617
	December 31, 2013
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Impaired Loans
1 - 4 Family Residential	$-	$-	$2,574	$2,574
Multifamily Residential	-	-	1,050	1,050
Commercial Real Estate	-	-	753	753
Construction and Land Development	-	-	735	735
Other Real Estate Owned
1 – 4 Family Residential	-	-	585	585
Construction and Land Development	-	-	254	254

Total assets at fair value	$-	$-	$5,951	$5,951

Fair Value, by Balance Sheet Grouping [Table Text Block]
	Fair Value Measurements at December 31, 2014 Using:
	Carrying
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$33,572	$33,572	$-	$-	$33,572
Available for sale investment securities	35,269	-	33,261	2,008	35,269
Federal Home Loan Bank Stock	4,000	N/A	N/A	N/A	N/A
Loans, net	358,546	-	-	355,310	355,310
Accrued interest receivable	1,169	-	97	1,072	1,169

Financial liabilities
Deposits	331,034	210,391	120,950	-	331,341
Short term borrowings	3,802	-	3,802	-	3,802
Advances from Federal Home Loan Bank	80,000	-	83,488	-	83,488
Junior subordinated debentures	10,310	-	-	5,018	5,018
Accrued interest payable	777	-	776	1	777
	Fair Value Measurements at December 31, 2013 Using:
	Carrying
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$28,460	$28,460	$-	$-	$28,460
Available for sale investment securities	39,822	-	37,986	1,836	39,822
Federal Home Loan Bank Stock	3,629	N/A	N/A	N/A	N/A
Loans held for sale	271	-	271	-	271
Loans, net	325,865	-	-	315,917	315,917
Accrued interest receivable	1,122	-	113	1,009	1,122

Financial liabilities
Deposits	315,828	189,344	137,018	-	326,362
Short term borrowings	4,818	-	4,818	-	4,818
Advances from Federal Home Loan Bank	69,000	-	72,158	-	72,158
Junior subordinated debentures	10,310	-	-	4,826	4,826
Accrued interest payable	1,049	-	599	450	1,049

Level 3 Assets (Member)
Note 20 - Estimated Fair Value of Financial Instruments (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	December 31,	December 31,
	2014	2013

Beginning of year balance	$1,836	$1,401
Discount accretion	10	9
Unrealized gain (loss)	162	426

Ending balance	$2,008	$1,836

Trust Preferred Securities [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Tables) [Line Items]
Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
		Valuation
Security Type	Fair Value	Technique	Unobservable Input	Rates
Collateralized Debt Obligations	$1,508	Discounted cash flows	Discount rate	Approximately	9%
			Weighted default probability for deferring issuers	Approximately	36%
			Recovery rate on deferring issuers		10% - 15%
			Default probability for current issuers		0.33% - 7.50%
Trust Preferred Security	$500	Discounted cash flows	Discount rate	Approximately	4%